Shareholder Report, Holdings (Details)	Jun. 30, 2025
Fidelity Series Emerging Markets Debt Local Currency Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Emerging Markets Debt Local Currency Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | India
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Fidelity Series Emerging Markets Debt Local Currency Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Emerging Markets Debt Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Emerging Markets Debt Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Emerging Markets Debt Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Emerging Markets Debt Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Emerging Markets Debt Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Emerging Markets Debt Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Emerging Markets Debt Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Emerging Markets Debt Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Emerging Markets Debt Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Emerging Markets Debt Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Emerging Markets Debt Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Emerging Markets Debt Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Series Emerging Markets Debt Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Emerging Markets Debt Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Series Emerging Markets Debt Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Series Emerging Markets Debt Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Emerging Markets Debt Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Emerging Markets Debt Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Series Emerging Markets Debt Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Series Emerging Markets Debt Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Emerging Markets Debt Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Emerging Markets Debt Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Series Emerging Markets Debt Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Series Emerging Markets Debt Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Emerging Markets Debt Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Series Emerging Markets Debt Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Emerging Markets Debt Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Emerging Markets Debt Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Emerging Markets Debt Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Emerging Markets Debt Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Emerging Markets Debt Fund | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Emerging Markets Debt Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.40%
Fidelity Series Emerging Markets Debt Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Fidelity Series Emerging Markets Debt Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Emerging Markets Debt Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Emerging Markets Debt Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Emerging Markets Debt Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%